Income Taxes (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Income Taxes (Details) [Line Items]
Income tax expenses	$ 0.3	$ 0.6
Effective Income Tax Rate Reconciliation, Percent	7.20%		21.00%
Domestic Tax Jurisdiction [Member]
Income Taxes (Details) [Line Items]
Operating Loss Carryforwards			$ 119.5
State and Local Jurisdiction [Member]
Income Taxes (Details) [Line Items]
Operating Loss Carryforwards			$ 77.4